Fees Summary	Nov. 05, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 2,583,450,000.00
Previously Paid Amount	0.00
Total Fee Amount	356,774.45
Total Offset Amount	0.00
Net Fee	$ 356,774.45
Narrative - Max Aggregate Offering Amount | shares	2,250,000,000
Final Prospectus	true